Key Management Personnel Disclosures	6 Months Ended
Dec. 31, 2024
Key Management Personnel Disclosures [Abstract]
KEY MANAGEMENT PERSONNEL DISCLOSURES
33.	KEY MANAGEMENT PERSONNEL DISCLOSURES

a)	Key management personnel compensation

	31 December 2024 $	30 June 2024 $
Short-term employee benefits	834,452	296,978
	834,452	296,978

b)	Equity instrument disclosures relating to key management personnel

During the half year ended 31 December 2024, a total of 100,000 RSU’s were issued to Key management personnel (subject to vesting conditions (refer note 25).

During the year ended 30 June 2024, the Company issued 955,000 restricted stock units (RSU’s) to directors and management of the Company. On 1 July 2024, the Company issued 1,285,000 RSU’s to directors and management of the Company. The RSU’s were originally subject to varying vesting conditions. On 25 January 2025, the vesting period for all 2,240,000 RSU’s was revised to 27 February 2025 (refer note 25).

During the half year ended 31 December 2024, a total of 89,243 shares were issued to directors and key management personnel of the Company in lieu of director and consulting fees paid covering the period 1 July 2024 to 31 December 2024 (refer note 25).

During the year ended 30 June 2024, a total of 50,765 shares were issued to directors and key management personnel of the Company in lieu of director and consulting fees paid covering the period 29 February 2024 to 30 June 2024 (refer note 24).

During the half year ended 31 December 2024, a total of 100,000 shares were issued to key management personnel for services provided (Refer note 25).